COMMITMENTS AND CONTINGENCIES Other commitments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other commitments
Purchase commitments	$ 85,192	$ 77,708
Related electronic components inventory	5,608	2,930
Electronic components inventory [Member]
Other commitments
Related electronic components inventory	$ 5,079	$ 2,155